Employee Benefit Plans	12 Months Ended
Dec. 31, 2016
Employee Benefit Plans [Abstract]
Employee Benefit Plans
17. Employee Benefit Plans

The Group’s PRC subsidiaries are required by law to contribute a certain percentages of applicable salaries for retirement benefits, medical insurance benefits, housing funds, unemployment and other statutory benefits. The PRC government is directly responsible for the payments of such benefits. The Group contributed RMB20,339, RMB35,947 and RMB60,134 for the years ended December 31, 2014, 2015 and 2016, respectively, for such benefits.